Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Authorised share capital
	December 31,
	2020	2019	2018
Authorised share capital:
500,000,000 Common shares of par value $0.004 each	2,000	2,000	2,000
100,000,000 Class B Common shares of par value $0.001 each	100	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100	100
Total authorised share capital	2,200	2,200	2,200

Common shares issued and fully paid
Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2018	31,594	-
Issued during the year for share based compensation (note 12)	88	-
Issuance of common stock due to exercise of warrants	375	-
As at December 31, 2018	32,057	-
Issued during the year for share based compensation (note 12)	180	-
Issuance of common stock due to conversion of loan	19,998	-
As at December 31, 2019	52,235	-
Issued during the year for share based compensation (note 12)	2,812	-
Issuance of common stock due to conversion of loan	11,678	-
Issuance of new common stocks	2,942,848	12
Issuance of common stock due to exercise of pre-funded warrants	25,000	-
Issuance of common stock due to exercise of warrants	5,550	-
As at December 31, 2020	3,040,123	12